UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller and Chief Accounting Officer

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-Q

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.	Schedule of Investments

Government Money Market Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Money Market Investments (100.1%)	Shares/ Par +	Value $ (000’s)
Money Market Funds (0.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 2.390% #	370,622	371

Total		371

Repurchase Agreements (34.6%)
Tri-Party Bank of Montreal, 2.570%, 4/1/19 (Purchased on 3/29/19, to be repurchased at $15,003,213, collateralized by various US Treasury obligations, 0.000% to 2.500%, due from 11/30/2019 to 2/15/2046, aggregate par and fair value of $15,636,824 and $15,300,055, respectively)	15,000,000	15,000
Tri-Party Bank of Nova Scotia, 2.600%, 4/1/19 (Purchased on 3/29/19, to be repurchased at $25,005,417, collateralized by various US Treasury obligations, 0.375% to 3.625%, due from 7/15/2023 to 8/15/2043, aggregate par and fair value of $25,325,366 and $25,505,548, respectively)	25,000,000	25,000
Tri-Party BNP Paribas, 2.590%, 4/1/19 (Purchased on 3/29/19, to be repurchased at $10,002,158, collateralized by various US Treasury obligations, 0.000% to 7.500%, due from 3/26/2020 to 11/15/2024, aggregate par and fair value of $10,198,444 and $10,200,091, respectively)	10,000,000	10,000
Tri-Party BNP Paribas, 2.620%, 4/1/19 (Purchased on 3/29/19, to be repurchased at $10,002,183, collateralized by various US Treasury obligations and various US government sponsored agency obligations, 0.000% to 6.500%, due from 3/26/2020 to 5/20/2048, aggregate par and fair value of $9,972,348 and $10,200,000, respectively)	10,000,000	10,000
Tri-Party Citigroup Global Markets, Inc., 2.590%, 4/1/19 (Purchased on 3/29/19, to be repurchased at $10,002,158, collateralized by US Treasury Note and various US government sponsored agency obligations, 0.000% to 9.500%, due from 10/20/2020 to 11/15/2060, aggregate par and fair value of $10,486,888 and $10,219,735, respectively)	10,000,000	10,000
Tri-Party Citigroup Global Markets, Inc., 2.620%, 4/1/19 (Purchased on 3/29/19, to be repurchased at $10,002,183, collateralized by various US Treasury obligations, 0.125% to 4.375%, due from 11/30/2020 to 11/15/2043, aggregate par and fair value of $10,519,387 and $10,215,513, respectively)	10,000,000	10,000

Money Market Investments (100.1%)	Shares/ Par +	Value $ (000’s)
Repurchase Agreements continued
Tri-Party Goldman Sachs Group LP, 2.550%, 4/1/19 (Purchased on 3/29/19, to be repurchased at $10,002,125, collateralized by various US government sponsored agency obligations, 4.000% to 4.541%, due from 3/15/2054 to 4/20/2067, aggregate par and fair value of $9,594,455 and $10,200,001, respectively)	10,000,000	10,000
Tri-Party HSBC Securities, 2.600%, 4/1/19 (Purchased on 3/29/19, to be repurchased at $5,001,083, collateralized by US government sponsored agency, 3.500%, due 8/1/2047, par and fair value of $5,051,403 and $5,150,001, respectively)	5,000,000	5,000
Tri-Party Mitsubishi UFJ, 2.600%, 4/1/19 (Purchased on 3/29/19, to be repurchased at $10,002,167, collateralized by various US government sponsored agency obligations, 3.000% to 4.000%, due from 3/20/2034 to 10/15/2058, aggregate par and fair value of $9,896,990 and $10,272,966, respectively)	10,000,000	10,000
Tri-Party Mizuho Securities, 2.620%, 4/1/19 (Purchased on 3/29/19, to be repurchased at $23,005,022, collateralized by various US Treasury obligations, 2.750% to 2.875%, due from 11/15/2023 to 2/15/2028, aggregate par and fair value of $22,777,284 and $23,460,046, respectively)	23,000,000	23,000
Tri-Party Natixis S.A., 2.550%, 4/1/19 (Purchased on 3/29/19, to be repurchased at $15,003,188, collateralized by US Treasury Note, 2.625%, due 11/15/2020, par and fair value of $15,224,290 and $15,300,061, respectively)	15,000,000	15,000
Tri-Party Natixis S.A., 2.600%, 4/1/19 (Purchased on 3/29/19, to be repurchased at $5,001,083, collateralized by various US Treasury obligations and various US government sponsored agency obligations, 1.750% to 5.000%, due from 6/30/2022 to 3/20/2049, aggregate par and fair value of $5,146,633 and $5,107,114, respectively)	5,000,000	5,000
Tri-Party TD Securities, 2.600%, 4/1/19 (Purchased on 3/29/19, to be repurchased at $1,000,217, collateralized by US government sponsored agency, 3.500%, due 12/1/2046, par and fair value of $1,007,432 and $1,030,001, respectively)	1,000,000	1,000

Total		149,000

1

Government Money Market Portfolio

Money Market Investments (100.1%)	Shares/ Par +	Value $ (000’s)
US Government & Agencies (65.4%)
Federal Farm Credit Bank, 0.000%, 4/12/19	635,000	634
Federal Farm Credit Bank, 0.000%, 6/17/19	2,495,000	2,482
Federal Farm Credit Bank, 0.000%, 6/28/19	1,730,000	1,720
Federal Farm Credit Bank, 0.000%, 7/22/19	2,225,000	2,207
Federal Farm Credit Bank, 0.000%, 7/23/19	4,115,000	4,082
Federal Farm Credit Bank, 0.000%, 7/25/19	1,530,000	1,518
Federal Farm Credit Bank, 0.000%, 7/29/19	10,480,000	10,389
Federal Farm Credit Bank, 0.000%, 8/15/19	2,320,000	2,299
Federal Farm Credit Bank, 0.000%, 9/12/19	1,585,000	1,566
Federal Farm Credit Bank, 0.000%, 11/20/19	1,180,000	1,161
Federal Farm Credit Bank, 0.000%, 1/17/20	3,090,000	3,029
Federal Farm Credit Bank, 0.000%, 2/4/20	1,890,000	1,851
Federal Farm Credit Bank, 2.391%, (ICE LIBOR USD 1 Month less 0.095%), 7/25/19	4,500,000	4,499
Federal Farm Credit Bank, 2.431%, (ICE LIBOR USD 1 Month less 0.050%), 2/7/20	4,910,000	4,910
Federal Farm Credit Bank, 2.432%, (ICE LIBOR USD 1 Month less 0.050%), 8/17/20	1,445,000	1,445
Federal Farm Credit Bank, 2.453%, (ICE LIBOR USD 1 Month less 0.040%), 9/11/20	1,975,000	1,975
Federal Farm Credit Bank, 2.482%, (ICE LIBOR USD 1 Month), 6/19/20	4,000,000	4,002
Federal Farm Credit Bank, 2.499%, (ICE LIBOR USD 1 Month), 6/26/20	1,880,000	1,880
Federal Farm Credit Bank, 2.514%, (ICE LIBOR USD 1 Month plus 0.025%), 12/14/20	2,185,000	2,185
Federal Farm Credit Bank, 2.645%, (ICE LIBOR USD 3 Month less 0.120%), 1/27/20	5,415,000	5,417
Federal Home Loan Bank, 0.000%, 4/1/19	405,000	405
Federal Home Loan Bank, 0.000%, 4/5/19	5,450,000	5,448
Federal Home Loan Bank, 0.000%, 4/9/19	3,980,000	3,977
Federal Home Loan Bank, 0.000%, 4/10/19	26,185,000	26,166
Federal Home Loan Bank, 0.000%, 4/12/19	595,000	594
Federal Home Loan Bank, 0.000%, 4/17/19	5,540,000	5,533
Federal Home Loan Bank, 0.000%, 4/22/19	8,150,000	8,137
Federal Home Loan Bank, 0.000%, 4/24/19	6,235,000	6,225
Federal Home Loan Bank, 0.000%, 5/2/19	2,275,000	2,270
Federal Home Loan Bank, 0.000%, 5/7/19	2,130,000	2,125
Federal Home Loan Bank, 0.000%, 5/8/19	890,000	888
Federal Home Loan Bank, 0.000%, 5/13/19	2,070,000	2,064
Federal Home Loan Bank, 0.000%, 5/14/19	6,100,000	6,082
Federal Home Loan Bank, 0.000%, 5/15/19	830,000	827
Federal Home Loan Bank, 0.000%, 6/12/19	4,390,000	4,368
Federal Home Loan Bank, 0.000%, 6/13/19	1,820,000	1,811
Federal Home Loan Bank, 0.000%, 6/21/19	2,505,000	2,491
Federal Home Loan Bank, 0.000%, 6/28/19	745,000	740
Federal Home Loan Bank, 0.000%, 9/20/19	7,125,000	7,041
Federal Home Loan Bank, 0.000%, 9/27/19	4,895,000	4,835
Federal Home Loan Bank, 0.000%, 10/11/19	1,010,000	997
Federal Home Loan Bank, 0.000%, 10/15/19	1,670,000	1,647
Federal Home Loan Bank, 2.377%, (ICE LIBOR USD 1 Month less 0.105%), 7/19/19	6,745,000	6,745

Money Market Investments (100.1%)	Shares/ Par +	Value $ (000’s)
US Government & Agencies continued
Federal Home Loan Bank, 2.399%, (ICE LIBOR USD 1 Month less 0.090%), 6/14/19	5,230,000	5,230
Federal Home Loan Bank, 2.408%, (ICE LIBOR USD 1 Month less 0.085%), 9/9/19	5,370,000	5,370
Federal Home Loan Bank, 2.410%, (ICE LIBOR USD 1 Month less 0.080%), 8/27/19	3,045,000	3,045
Federal Home Loan Bank, 2.417%, (ICE LIBOR USD 1 Month less 0.065%), 9/17/19	2,040,000	2,040
Federal Home Loan Bank, 2.426%, (ICE LIBOR USD 1 Month less 0.060%), 2/24/20	3,780,000	3,780
Federal Home Loan Bank, 2.430%, 6/7/19	1,990,000	1,990
Federal Home Loan Bank, 2.433%, (ICE LIBOR USD 1 Month less 0.060%), 9/11/19	4,000,000	4,000
Federal Home Loan Bank, 2.437%, (ICE LIBOR USD 3 Month less 0.160%), 6/12/19	1,390,000	1,390
Federal Home Loan Bank, 2.440%, (US SOFR plus 0.010%), 11/13/19	2,875,000	2,875
Federal Home Loan Bank, 2.441%, (ICE LIBOR USD 1 Month less 0.045%), 6/24/19	1,955,000	1,955
Federal Home Loan Bank, 2.442%, (ICE LIBOR USD 1 Month less 0.045%), 6/24/19	980,000	980
Federal Home Loan Bank, 2.442%, (ICE LIBOR USD 1 Month less 0.040%), 4/17/20	6,050,000	6,049
Federal Home Loan Bank, 2.443%, (ICE LIBOR USD 1 Month less 0.045%), 6/20/19	490,000	490
Federal Home Loan Bank, 2.446%, (ICE LIBOR USD 1 Month less 0.050%), 6/28/19	1,080,000	1,080
Federal Home Loan Bank, 2.446%, (ICE LIBOR USD 1 Month less 0.040%), 2/25/20	1,920,000	1,920
Federal Home Loan Bank, 2.450%, (US SOFR plus 0.020%), 7/17/19	655,000	655
Federal Home Loan Bank, 2.450%, (US SOFR plus 0.020%), 8/27/19	1,180,000	1,180
Federal Home Loan Bank, 2.451%, (ICE LIBOR USD 1 Month less 0.045%), 6/28/19	490,000	490
Federal Home Loan Bank, 2.454%, (ICE LIBOR USD 1 Month less 0.035%), 1/14/20	1,170,000	1,170
Federal Home Loan Bank, 2.460%, (US SOFR plus 0.030%), 12/6/19	905,000	905
Federal Home Loan Bank, 2.460%, (ICE LIBOR USD 1 Month less 0.030%), 8/4/20	1,240,000	1,240
Federal Home Loan Bank, 2.470%, (US SOFR plus 0.040%), 6/21/19	740,000	740
Federal Home Loan Bank, 2.472%, (ICE LIBOR USD 3 Month less 0.160%), 6/20/19	1,950,000	1,950

2

Government Money Market Portfolio

Money Market Investments (100.1%)	Shares/ Par +	Value $ (000’s)
US Government & Agencies continued
Federal Home Loan Bank, 2.473%, (ICE LIBOR USD 3 Month less 0.160%), 6/20/19	1,600,000	1,600
Federal Home Loan Bank, 2.480%, 7/15/19	1,755,000	1,755
Federal Home Loan Bank, 2.480%, (US SOFR plus 0.050%), 1/17/20	220,000	220
Federal Home Loan Bank, 2.485%, (ICE LIBOR USD 3 Month less 0.140%), 12/19/19	1,770,000	1,770
Federal Home Loan Bank, 2.488%, (ICE LIBOR USD 3 Month less 0.125%), 12/21/20	2,880,000	2,880
Federal Home Loan Bank, 2.490%, 7/11/19	755,000	755
Federal Home Loan Bank, 2.505%, (US SOFR plus 0.075%), 7/24/20	595,000	595
Federal Home Loan Bank, 2.545%, (US SOFR plus 0.115%), 3/12/21	1,885,000	1,885
Federal Home Loan Bank, 2.636%, (ICE LIBOR USD 3 Month less 0.140%), 4/20/20	2,670,000	2,670
Federal Home Loan Mortgage Corp., 0.000%, 5/20/19	1,070,000	1,066
Federal Home Loan Mortgage Corp., 2.392%, (ICE LIBOR USD 1 Month less 0.100%), 8/8/19	3,975,000	3,974

Money Market Investments (100.1%)	Shares/ Par +	Value $ (000’s)
US Government & Agencies continued
Federal Home Loan Mortgage Corp., 2.420%, (US SOFR less 0.010%), 4/17/19	985,000	985
US Treasury, 0.000%, 4/16/19	2,430,000	2,427
US Treasury, 0.000%, 4/23/19	2,530,000	2,526
US Treasury, 0.000%, 5/16/19	4,500,000	4,486
US Treasury, 0.000%, 6/6/19	1,775,000	1,767
US Treasury, 0.000%, 8/22/19	20,000,000	19,802
US Treasury, 0.000%, 8/29/19	6,000,000	5,938
US Treasury, 0.000%, 2/27/20	1,760,000	1,721
US Treasury, 1.375%, 7/31/19	365,000	364
US Treasury, 2.470%, (US Treasury 3 Month Bill Money Market Yield plus 0.045%), 10/31/20	5,000,000	4,992
US Treasury, 2.495%, (US Treasury 3 Month Bill Money Market Yield plus 0.070%), 4/30/19	6,460,000	6,460
US Treasury, 3.125%, 5/15/19	375,000	375

Total		282,204

Total Money Market Investments (Cost: $431,575)		431,575

Total Investments (100.1%) (Cost: $431,575)		431,575

Other Assets, Less Liabilities (-0.1%)		(376)

Net Assets (100.0%)		431,199

+	All par is stated in U.S Dollar unless otherwise noted.
#	7-Day yield as of 3/31/2019.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2019.

		Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Short-Term Investments
Money Market Funds	$371	$—	$—
All Others	—	431,204	—

Total Assets:	$371	$431,204	$—

3

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi - Offshore
CNY	China Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Poland Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Item 2.	Controls and Procedures

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized and reported timely.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date: May 21, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date: May 21, 2019

By:	/s/ Todd M. Jones
Todd M. Jones, Vice President,
Chief Financial Officer and Treasurer

Date: May 21, 2019